SEGMENT REPORTING (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Payroll And Related Expenses		$ 1,358	$ 1,576	$ 1,546
Clinical trials expenses		10,289	4,262	1,121
Other segment items	[1]	2,941	3,506	6,125
Segment Loss		$ 14,588	$ 9,344	$ 8,792

[1]	Other Segment items included in net loss includes income tax expenses, financial income, Share-based compensation expenses, rent and office maintenance expenses, Subcontractors and consultants’ expenses, D&O insurance expenses and other expenses.